Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Deferred finance costs	$ 7.9	$ 4.0
Interest expense on long-term debt	$ 42.6	$ 52.4	$ 55.1